Convertible redeemable preferred shares	12 Months Ended
Dec. 31, 2013
Convertible redeemable preferred shares
Convertible redeemable preferred shares

18. Convertible redeemable preferred shares

        During the First Reorganization, Duowan Limited issued 54,488,000 Series A convertible preferred shares ("Series A Preferred Shares") and warrant to a third party investor ("Series A Investor") in exchange for an aggregate purchase price of RMB7,720, or US$0.0184 per share. During the Second Reorganization in June 2008, Duowan BVI issued an additional 81,612,930 Series A convertible preferred shares to the Series A Investor for an aggregate purchase price of RMB13,722. The related issuance costs were RMB172.

        In August 2008, Duowan BVI issued 102,073,860 Series B convertible redeemable preferred shares ("Series B Preferred Shares") for aggregate cash consideration of RMB34,232 and issuance costs of RMB278.

        In November 2009, Duowan BVI issued 16,249,870 Series C-1 convertible redeemable preferred shares ("Series C-1 Preferred Shares") and 104,999,650 C-2 convertible redeemable preferred shares ("Series C-2 Preferred Shares", collectively with Series C-1 Preferred Shares, "Series C Preferred Shares"), for aggregate cash considerations of RMB8,875 and RMB71,684 respectively. Series C Preferred Shares issuance costs were RMB274.

        Series A Preferred Shares, Series B Preferred Shares and Series C Preferred Shares are collectively referred to as the "Preferred Shares".

        As of December 31, 2011, the Company has determined that the Preferred Shares should be classified as mezzanine equity since the Preferred Shares are contingently redeemable by the holders in the event that a qualified IPO has not occurred and the Preferred Shares have not been converted as of the redemption date.

        The Company determined that there were no embedded derivatives requiring bifurcation as the economic characteristics and risks of the conversion feature embedded in derivative instrument are clearly and closely related to that of the convertible preferred shares, and the convertible and redeemable preferred shares are not readily convertible into cash as there is no market mechanism in place for trading its share.

        As of December 31, 2011, the Preferred Shares comprised of the following:

Series	Issuance Date	Shares Issued and Outstanding	Issue Price Per Share (US$)	Proceeds from Issuance, Net of Issuance Costs (US$)	Carrying Amount (RMB)
A	December 1, 2006	54,488,000	0.0184	1,000	374,332
A	June 2, 2008	81,612,930	0.0245	1,975	560,681
B	August 8, 2008	102,073,860	0.0490	4,959	703,901
C-1	November 22, 2009	16,249,870	0.0800	1,300	112,556
C-2	November 22, 2009	104,999,650	0.1000	10,460	729,464

        All Preferred Shares' par value is US$0.00001. The rights, preferences and privileges of the Preferred Shares are as follows:

Conversion

        Each Preferred Share was convertible, at the option of the holders, at any time after the date of issuance of such preferred shares into such number of common shares according to a conversion price. Each share of Series A, Series B, Series C Preferred Shares was convertible into one common share and was subject to adjustments for certain events, including but not limited to additional equity securities issuance, share dividends, subdivisions, redemptions, combinations, or consolidation of common shares. The conversion price is also subject to adjustment in the event the Company issues additional common shares at a price per share that is less than such conversion price. In such case, the conversion price shall be reduced to adjust for dilution.

        Each Preferred Share was automatically converted into common shares at the then effective conversion price with respect to such Preferred Share (i) at the closing of a Qualified IPO, or (ii) at the election of the majority Series A, Series B, and Series C Preferred Shares holders (each voting or consenting as a separate class). As of December 31, 2010, the Qualified IPO is defined as a firm-commitment public offering of common shares of the Company in the United States that has been registered under the Securities Act and on a recognized securities exchange such as NASDAQ or the New York Stock Exchange, or in a similar public offering of common shares in a jurisdiction and on a recognized securities exchange outside of the United States, including without limitation, the Hong Kong Stock Exchange, provided that (a) the market capitalization of the Company upon completion of such initial public offering shall be no less than US$400,000 and such public offering and the aggregate proceeds (before deduction of underwriting discounts and registration expenses) is approved by majority of the board of directors (including the affirmative consent of the majority of the Series A, Series B, and Series C Preferred Shares director), or (b) such public offering and the aggregate proceeds (before deduction of underwriting discounts and registration expenses) is approved by majority of the board of directors (including the affirmative consent of each of the Preferred Shares' directors), and provided further that such public offering is made at an equivalent price and yields equivalent offering proceeds and there is regulatory approval for such offering. Subsequent to the Series D Common Share Financing in January 2011, the Qualified IPO is defined as a firm-commitment public offering of common shares of the Company in the United States that has been registered under the Securities Act and on a recognized securities exchange such as NASDAQ or the New York Stock Exchange, or in a similar public offering of common shares in a jurisdiction and on a recognized securities exchange outside of the United States, including without limitation, the Hong Kong Stock Exchange, provided that (a) the market capitalization of the Company upon completion of such initial public offering shall be no less than US$1,500,000 and such public offering and the aggregate proceeds (before deduction of underwriting discounts and registration expenses) is approved by majority of the Board of Directors (including the affirmative consent of the majority of the Series A Director, the Series B Director, the Series C Director and the Series D director), or (b) such public offering and the aggregate proceeds (before deduction of underwriting discounts and registration expenses) is approved by majority of the Board of Directors (including the affirmative consent of each of the Series A Director, the Series B Director, the Series C Director and the Series D Director, if applicable), and provided further that such public offering is made at an equivalent price and yields equivalent offering proceeds and there is regulatory approval for such offering.

        On September 19, 2012, the board of directors of the Company resolved to approve to raise additional capital through an underwritten initial public offering of its shares in the United States of America as a Qualified IPO.

        Upon the completion of the IPO on November 21, 2012, each Preferred Share was automatically converted into one Class B common share. As a result, 359,424,310 Class B common shares were issued, and the balance of Preferred Shares was transferred to Class B common shares and additional paid-in capital on the same day.

Redemption Right

        As of December 31, 2010, at any time after the date that is the earlier of i) the date of the occurrence of a Default Redemption Event, and ii) five years following the Series C-1 original issue date and Series C-2 original issue date, at the election of the majority of Series C holders, the Company shall redeem all or any lesser portion of its then outstanding Preferred Shares. A Default Redemption Event shall be deemed to occur if the Company's corporate structure as a whole, including without limitation the VIE documents, is invalidated or otherwise challenged by any PRC governmental authority, court or other official governmental body as a result of the application of or interpretation of the PRC law. In connection with the Series D Common Share Financing in January 2011, the Default Redemption Event was removed and the redemption date was changed to any time after June 30, 2015.

        The redemption date above is subject to postponement until the Company meets the financial thresholds of having at least US$3,000 of cash or cash equivalents on the balance sheet or the Company has generated over US$1,000 in free cash flows in the preceding twelve months.

        The redemption price of Series A Preferred Shares is equal to (i) the fair market value of the Series A Preferred Shares as of the redemption date, or (ii) 150% of the original issue price of Series A Preferred Shares, plus all declared or accrued but unpaid dividends up until the date of redemption, plus an amount that would give the holders of the Series A Preferred Shares an internal rate of return of no less than 10% per annum.

        The redemption price of Series B Preferred Shares is equal to (i) the fair market value of the Series B Preferred Shares as of the redemption date, or (ii) 100% original issue price of Series B Preferred Shares, plus all declared or accrued but unpaid dividends up until the date of redemption, plus an amount that would give the holders of the Preferred Shares an internal rate of return of no less than 10%.

        The redemption price of Series C Preferred Shares is equal to (i) the fair market value of the Series C Preferred Shares as of the redemption date, or (ii) 100% original issue price of Series C-1 or C-2 Preferred Shares, plus all declared or accrued but unpaid dividends up until the date of redemption, plus an amount that would give the holders of the Series C-1 or C-2 Preferred Shares an internal rate of return of no less than 10% per annum.

Modification

        Upon its issuance, Series A Preferred Shares were classified as permanent equity and were not redeemable. In association with the issuance of Series B Preferred Shares in August 2008, Series A Preferred Shares were granted redemption at the option of the holders and drag-along rights and accordingly were reclassified as mezzanine equity of the Company. The Company concluded that the addition of the redemption and drag-along rights is a modification of the terms of the Series A Preferred Shares. The incremental value received by the Series A Preferred Shareholders amounted to RMB916 which was deemed to be a wealth transfer between the preferred shareholders and the common shareholders and was charged to additional paid-in capital.

        Upon its issuance, Series B Preferred Shares had a redemption right beginning on or after the seventh anniversary following the issuance of Series B Preferred Shares. In association of the issuance of Series C Preferred Shares, the redemption right for Series A and Series B Preferred Shares and drag along rights were amended. The Company concluded amendment of the redemption and drag-along rights is a modification of the terms of the Series A and Series B Preferred Shares. The incremental value received by Series A and Series B Preferred Shareholders amounted to RMB19 and RMB176, respectively, which were deemed to be a wealth transfer between the preferred shareholders and the common shareholders and were charged to additional paid-in capital.

Accretion (Decretion)

        Due to the redemption features described above, the Company classified the Preferred Shares in the mezzanine equity section of the consolidated balance sheets. The Company recognized the changes in the redemption value immediately as they occurred and adjusted the carrying amount of the Preferred Shares to equal the redemption value at the end of each reporting period. The fair market values of the Preferred Shares as of December 31, 2010 and 2011 were greater than the redemption value as of December 31, 2009 and 2010, while the fair market value of the Preferred Shares prior to conversion on November 21, 2012 was lower than the redemption value as of December 31, 2011. As a result, the Company recorded accretion (decretion) to the redemption value immediately and adjusted the carrying amount of the instrument to equal to the redemption value at the end of each reporting period. The accretion was recorded against retained earnings, or in the absence of retained earnings, by charging against additional paid-in capital. Once additional paid-in capital has been exhausted, additional charges were recorded by increasing accumulated deficit. The decretion was recorded against the previous accretion originally recognized in retained earnings or additional paid-in capital, where applicable.

        The following table sets forth the changes of each of the convertible redeemable preferred shares for years ended December 31, 2011, 2012 and 2013:

Series A Preferred Shares

	For the year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Beginning balance	846,752	935,013	—
Accretion (decretion) to redemption value	88,261	(485,517)	—
Conversion of convertible redeemable preferred shares into Class B common shares	—	(449,496)	—

Ending balance	935,013	—	—

Series B Preferred Shares

	For the year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Beginning balance	639,799	703,901	—
Accretion (decretion) to redemption value	64,102	(366,785)	—
Conversion of convertible redeemable preferred shares into Class B common shares	—	(337,116)	—

Ending balance	703,901	—	—

Series C Preferred Shares

	For the year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Beginning balance	770,720	842,020	—
Accretion (decretion) to redeemable value	71,300	(441,573)	—
Conversion of convertible redeemable preferred shares into Class B common shares	—	(400,447)	—

Ending balance	842,020	—	—

        Prior to the completion of the IPO, the Company engaged an independent valuation firm to assist them in determining the fair values of the preferred and common shares which were estimated as of the date of issuance and at each financial statement reporting date using the "Discounted Cash Flow Method" , the "Guideline Transaction Method" and the "Backsolve Method", where methodologies, approaches and assumptions are consistent with the current working draft of the American Institute of Certified Public Accountants practice aid Valuation of Privately Held Company Equity Securities Issued as Compensation. The Guideline Transaction Method is a form of market approach based on the enterprise value to revenue multiples of the Group's own equity transactions close to the valuation date. The Backsolve Method is a form of market approach to valuation that derives the implied equity value for one type of equity security (e.g. common equity) from a contemporaneous transaction involving another type of equity security (e.g., preferred share). The Discounted Cash Flow Method, a form of income approach, estimates the fair value based on projected cash flows at each of the valuation dates. The followings are assumptions in the Discounted Cash Flow Method:

December 31, 2011
Risk-free interest rate	2.53%
Volatility	66.1%
Dividend yield	—
Discount rate	16%

        The Company estimated the risk-free interest rate based on yield-to-maturities in continuous compounding of the China Government Bond with the time to maturities similar to the Preferred Shares. The Company estimated volatility at the dates of appraisal based on average of historical volatilities of the comparable companies in the same industry. The Company has no history or expectation of paying dividend on the Preferred Shares. Discount rate is estimated by weighted average cost of capital as at each appraisal date. In addition to the above assumptions adopted, the Company's projections of future performance were also factored into the determination of the fair value of each Preferred Share.

Liquidity Preference

        In the event of any liquidation, dissolution or winding up of the Company or any deemed liquidation event (e.g., change in control), the holders of Series B Preferred Shares and Series C Preferred Shares were entitled to receive an amount per share equal to 100% of the original issuance price plus all dividends accrued, or declared and unpaid. Series A Preferred Shares were entitled to receive an amount per share equal to 150% of the original issuance price plus all declared or accrued but unpaid dividends.

        If the assets and funds distributed among the holders are insufficient to permit the payment of the full preferential amounts, then the holders of Series C Preferred Shares shall be entitled to be paid first, followed in sequence by Series B Preferred Shares, Series A Preferred Shares and common shares. After payment of the full amounts from above, the remaining assets of the Company available for distribution shall be distributed ratably among the holders of preferred shares and common shares in proportion to the number of outstanding shares held by each holder on an as converted basis.

Dividends

        Each holder of Preferred Shares was entitled to receive dividends when and if declared by the Board of Directors of the Company. As long as the Preferred Shares were outstanding, the Company might not pay any dividend to common shareholders until all dividends declared and payable to the preferred shareholders had been paid. In the event the Company shall declare a dividend to the holders of common shares, then in each such case, the holders of the Preferred Shares shall be entitled to a proportionate share of such dividend on an as-converted basis.

Voting rights

        Each Preferred Share conveys the right to the shareholder of one vote for each common share upon conversion.